Reverse Stock Split After the Reporting Period	12 Months Ended
Jun. 30, 2025
Reverse Stock Split After the Reporting Period [Abstract]
REVERSE STOCK SPLIT AFTER THE REPORTING PERIOD
22.	REVERSE STOCK SPLIT AFTER THE REPORTING PERIOD

Subsequent to the period end, the Company’s shareholders approved a reverse stock split of the Company’s ordinary shares at a ratio to be determined by the Board of Directors.

On December 20, 2025, the Board of Directors approved a reverse stock split at a ratio of 15-for-1, which will be effective on or around January 5, 2026.

For purposes of comparability, earnings per share (“EPS”) information presented in this note has been retrospectively adjusted to reflect the reverse stock split, as if it had been effective for all periods presented. The reverse stock split did not impact the Company’s consolidated statements of operations, financial position or cash flows, other than the recast of the weighted average number of ordinary shares outstanding used in the calculation of basic and diluted EPS.

	06/30/2025	06/30/2024	06/30/2023
Numerator
Loss/Profit for the year (basic EPS)	(111,460,708)	(32,685,398)	40,435,923
Loss/Profit for the year (diluted EPS)	(111,460,708)	(32,685,398)	40,435,923
Denominator
Number of shares (basic EPS)	430,864	388,101	306,215
Number of shares (diluted EPS)	430,864	388,101	306,215

Basic (loss)/profit attributable to ordinary equity holders of the parent	$(258.6912)	$(84.2188)	$132.0508
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$(258.6912)	$(84.2188)	$132.0508